FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

32)  FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

a)  Accounting policy

a.1) Financial assets

Initial recognition and measurement

On initial recognition, a financial asset is classified in the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) at fair value through other comprehensive income, depending on the situation.

The classification of financial assets at initial recognition depends on the contractual cash flow characteristics of the financial asset and the business model for the management of these assets.

For a financial asset to be classified and measured at amortized cost or at fair value through other comprehensive income, it needs to generate cash flows that are “exclusively payments of principal and interest” on the principal amount outstanding. This assessment is carried out at the level of each financial instrument.

Financial assets with cash flows that are not exclusively payments of interest principal are classified and measured at fair value through profit or loss, regardless of the business model adopted.

The Company’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets or both. Financial assets classified and measured at amortized cost are maintained in a business plan with the objective of maintaining financial assets in order to obtain contractual cash flows while financial assets classified and measured at fair value against other comprehensive income are maintained in a business model. with the objective of obtaining contractual cash flows and for the purpose of sale.

The Company’s consolidated financial assets include cash and cash equivalents, trade accounts receivable,financial investments and derivative financial instruments.

Subsequent measurement

Subsequent measurement of financial assets depends on their classification, as follows:

Financial assets at fair value through profit or loss: these assets are subsequently measured at fair value. Net income, including interest, is recognized directly in income.

Financial assets at amortized cost: these assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in income. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at fair value through other comprehensive income: these assets are subsequently measured at fair value. Interest income is calculated using the effective interest method, and foreign exchange gains and losses and impairment are recognized in profit or loss. Other net income is recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the statement of income.

Derecognition

A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when: (i) the rights to receive the cash flows from the asset have expired; or (ii) the Company has transferred its rights to receive cash flows from it has assumed obligation to pay the received cash flows in full without material delay to a third part under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Company and its subsidiaries apply an impairment model for financial assets based on expected credit losses, using a simplified method for certain short and long-term assets (commercial receivables, lease receivables and contractual assets).

Under this simplified approach, credit impairment is recognized by reference to expected credit losses over the life of the asset. For this purpose, the Company and its subsidiaries use matrices based on historical bad debt experience by geographical area on a portfolio segmented by customer category according to credit pattern. The matrix for each category has a defined time horizon divided into intervals in accordance with the collection management policy and is fed with historical data that covers at least 24 collection cycles. This data is updated on a regular basis. Based on the information observable at each close, the Company and its subsidiaries assess the need to adjust the rates resulting from these matrices, considering current conditions and future economic forecasts.

a.2) Financial liabilities

Initial recognition and measurement

Upon initial recognition, a financial liability is classified into the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) derivatives designated as hedge instruments in an effective hedge, as appropriate.

Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.

The Company’s consolidated financial liabilities include accounts payable to suppliers, loans, financing, debentures, leases, 5G licenses, liabilities for the acquisition of a companies, derivative financial instruments, obligations with ANATEL, amounts to be refunded to customers and obligations with related parties

Subsequent measurement

Measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at fair value through profit or loss: financial liabilities are designated at initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted, except those designated as derivative financial instruments of cash flow hedge. Interest, monetary and exchange variations and changes arising from the valuation at fair value, when applicable, are recognized in the statement of income when incurred.

Financial liabilities at amortized cost: after initial recognition, loans and financing subject to interest are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of income at the time of write-off of liabilities, as well as during the amortization process using the effective interest rate method.

Amortized cost is calculated taking into account any discount or goodwill on acquisition and fees or costs that are an integral part of the effective interest rate method. Amortization using the effective interest rate method is included as a financial expense in the income statement.

Derecognition

A financial liability is derecognized when the obligation has been revoked, cancelled or expired. When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the statement of income.

a.3) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; and (ii) in the absence of a principal market, in the most advantageous market for that asset or liability. The Company and or its subsidiaries must have access to the principal (or most advantageous) market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.

Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset or selling it to another market participant that would also make the best use of the asset.

The Company and its subsidiaries use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.

The fair values of all assets and liabilities are classified within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole:

Level 1: quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: valuation techniques for which there is a significantly lower level of information to measure the fair value directly or indirectly observable; and

Level 3: valuation techniques for which the lowest and significant level of information to measure the fair value is not available.

For assets and liabilities recurrently recognized in the financial statements, the Company determines whether there were transfers between the hierarchy levels, revaluating the classification (based on the lowest level input that is significant to the overall fair value measurement) at the end of each reporting period.

The Company and its subsidiaries assessed their financial assets and liabilities in relation to market values using available information and appropriate valuation methodologies. Both the interpretation of market data and the selection of valuation methods require considerable judgment and reasonable estimates to produce the most adequate realization value. As a result, the estimates shown do not necessarily indicate amounts that could be realized in the current market. The use of different assumptions for the market and/or methodologies may have a material effect on estimated realization values.

In the years ended December 31, 2022 and 2021, there were no transfers of fair value assessments between the aforementioned levels.

a.4) Financial instruments – net

Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.

a.5) Derivative financial instruments and hedge accounting

A hedge relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements: (i) there is an economic relationship between the hedged item and the hedging instrument; (ii) the credit risk effect does not influence the changes in value that result from this economic relationship; and (iii) the hedge ratio of the hedging relationship is the same as that resulting from the amount of the hedged item that the entity effectively protects and the amount of the hedge instrument that the Company effectively uses to protect that amount of hedged item.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the hedged risk, the nature of the risks excluded from the hedge relationship, the prospective statement of hedge effectiveness and how the Company shall assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk.

On the inception initial recognition of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management objective and strategy for undertaking the hedge.

The Company uses derivative financial instruments, such as currency and interest rate swaps or currency non- deliverable forward contracts to hedge against currency risks.

Derivative financial instruments designated in hedge transactions are initially recognized at fair value on the date on which the derivative contract is entered into, and subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive and as financial liabilities when the fair value of the instrument is negative.

Any gains or losses resulting from changes in fair value of derivatives during the year are posted directly to the statement of income, except for the effective portion of cash flow hedges, which is recognized directly in equity as other comprehensive income and subsequently reclassified to P&L when the hedged item affects P&L.

For the purpose of hedge accounting, hedges are classified as cash flow hedges and fair value hedges. The Company’s contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the profit or loss and fair value when they provide protection against exposure to changes in the fair value of the identified part of certain liabilities that is attributable to a particular risk (exchange variation) and may affect the profit or loss.

Cash flow hedges

Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as an effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the statement of income.

When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gains or loss component is recognized in financial income (expenses).

Amounts recorded in other comprehensive income are immediately transferred to the statement of income when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.

Fair value hedges

Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the statement of income as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the statement of income, as finance costs.

For fair value hedges relating to items carried at amortized cost, any adjustment to carrying amount is amortized through profit or loss over the remaining term of the hedge using the effective interest method. The effective interest rate amortization may begin as soon as any adjustment exists and no later than the point that the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the statement of income.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

Classification between current and non-current

Derivative financial instruments are classified as current and non-current or segregated into short and long-term portions based on an evaluation of the contractual cash flows.

When the Company maintains a derivative as an economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after the balance sheet date, the derivative is classified as non-current (or segregated into current and non-current portions), in line with the classification of the corresponding item.

The derivative instrument is segregated into current and non-current portions only when amounts can be reliably allocated.

Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.

b) Critical estimates and judgments

When the fair value of financial assets and liabilities stated in the balance sheet cannot be obtained in active markets, it will be determined using valuation techniques, including the discounted cash flow method. Data for these methods is based on those adopted in the market, whenever possible. However, when this is not feasible, a certain level of judgment is required for fair value determination. Judgment includes consideration of the inputs used, such as liquidity risk, credit risk and volatility. Changes in the assumptions about these factors could affect the reported fair value of financial instruments.

c) Derivative transactions

The derivative financial instruments contracted by the Company are mainly used for hedging against foreign exchange risk from assets and liabilities in foreign currency and the effects of inflation on leases indexed to the IPCA. There are no derivative financial instruments held for speculative purposes, possible currency risks are hedged.

Management believes that the Company’s internal controls for its derivatives are adequate to control risks associated with each strategy for the market. Gains/losses obtained or sustained by the Company in relation to its derivatives show that its risk management has been appropriate.

Whilst these derivative contracts qualify for hedge accounting, the hedged item is adjusted to fair value, offsetting the result of the derivatives, pursuant to the rules of hedge accounting. This hedge accounting applies both to financial liabilities and probable cash flows in foreign currency.

Derivatives contracts include specific penalties for breach of contract. Breach of contract provided for in agreements made with financial institutions leads to the anticipated liquidation of the contract.

On December 31, 2022 and 2021, the Company held no embedded derivatives contracts.

c.1) Fair value of derivative financial instruments

The valuation method used to calculate the fair value of financial liabilities (if applicable) and derivative financial instruments was the discounted cash flow method, based on expected settlements or realization of liabilities and assets at market rates prevailing at the balance sheet date.

The fair values of the positions in Reais are calculated by projecting future inflows from transactions using B3 yield curves and discounting these flows to present value using market DI rates for swaps announced by B3.

The market values of foreign exchange derivatives were obtained using the market exchange rates in effect at the balance sheet date and projected market rates obtained from the currency’s coupon-rate yield curves. The linear convention of 360 calendar days was used to determine coupon rates of positions indexed in foreign currencies, while the exponential convention of 252 business days was used to determine coupon rates for positions indexed to CDI rates.

Consolidated derivatives financial instruments shown below are registered with B3 and classified as swaps, usually, that do not require margin deposits.

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.22	12.31.21	12.31.22	12.31.21
Assets position	1,701,304	285,243	158,023	60,884

Foreign Currency	1,526,619	243,812	105,663	116
US$ (1) (2)	1,428,565	148,060	105,472	—
EUR (1)	95,231	90,114	167	—
NDF US$ (4)	2,823	5,638	24	116

Post rate	143,813	—	1,357	—
CDI (1)	143,813	—	1,357	—

Inflation rates	30,872	41,431	51,003	60,768
IPCA (3)	30,872	41,431	51,003	60,768

Liabilities position	(1,701,304)	(285,243)	(164,141)	(73,560)

Floating rate	(1,579,506)	(279,605)	(163,730)	(73,560)
CDI (1) (2) (3)	(1,579,506)	(279,605)	(163,730)	(73,560)

Fixed rate	(2,823)	(5,638)	—	—
NDF US$ (4)	(2,823)	(5,638)	—	—

Foreign Currency	(118,975)	—	(411)	—
US$ (1)	(143,813)	—	(411)	—
EUR (1)	24,838	—	—	—

	Assets position		158,023	60,884
	Current		113,501	6,451
	Non-current		44,522	54,433

	Liabilities position		(164,141)	(73,560)
	Current		(86,548)	(4,538)
	Non-current		(77,593)	(69,022)
	Amounts payable, net		(6,118)	(12,676)

(1)Foreign currency swaps (Euro and CDI x Euro) (R$95,195)) and (US$ and CDI x US$) (R$172,134) - maturing through February 24, 2023, to hedge currency risk affecting net amounts payable (carrying amount R$96,526 in Euros and LIBOR) and receivables (carrying amount R$171,918 in US$).

(2)

Foreign currency swap (dollar and CDI x dollar) (R$1,108,160) - swap operations contracted with maturities up to September 23, 2023, with the objective of protecting against exchange variation risks of the flow’s payable on the loan of Law No. 4,131 (book value of R$1,108,160 in US dollars).

(3)	IPCA x CDI swaps (R$51,003) - maturing in 2033 to hedge risk of change in the IPCA (carrying amount R$51,003).
(4)

NDF US$ x R$ (R$2,823) - forward operations contracted with maturity up to July 24, 2023, to protect against risks of exchange rate volatility in service contracts (book value of R$ R$2,823 in dollars).

c.2) Net changes of derivative financial instruments

	12.31.22	12.31.21
Balance at the beginning of the fiscal year	(12,676)	(5,564)
Payments	166,659	52,623
Receipts	(55,617)	(47,661)
Effects on the financial result of fair value adjustments	(82,951)	(11,496)
Effects on equity of fair value adjustments	(21,533)	(578)
Balance at the end of the year	(6,118)	(12,676)

c.3) Aging of derivative financial instruments (net)

							Amount
	Maturing in						receivable
						2028	(payable) on
Swap contract	2023	2024	2025	2026	2027	onwards	12.31.22
Foreign currency x CDI	19,503	—	—	—	—	—	19,503
CDI x Foreign Currency	946	—	—	—	—	—	946
IPCA x CDI	6,480	5,456	4,809	4,150	3,573	(51,059)	(26,591)
NDF US$ x Fixed rate	24	—	—	—	—	—	24
Total	26,953	5,456	4,809	4,150	3,573	(51,059)	(6,118)

For the purposes of preparing its financial statements, the Company adopted the fair value hedge accounting methodology for its foreign currency swaps x CDI and IPCA x CDI for hedging or financial debt. Under this arrangement, both derivatives and hedged risk are recognized at fair value.

On December 31, 2022 and 2021, the transactions with derivatives generated a negative consolidated net result of R$105,522 and R$12,690, respectively (Note 28).

c.4) Sensitivity analysis to the Company’s risk variables

CVM Resolution 475/2008 requires listed companies to disclose sensitivity analyses for each type of financial instruments market risk that management believes to be significant at the end of each period, including all derivative financial instrument transactions.

Each financial instrument derivative transactions were assessed, and assumptions included a probable base scenario and a further two stressed scenario that could adversely impact the Company.

For the probable scenario, at the maturity dates for each of the transactions, the market rates sourced from B3 yield curves (currencies and interest rates) were used plus data from the IBGE, Central Bank, FGV, among others. In the probable scenario, there is no impact on the fair value of the above-mentioned derivatives. For scenarios II and III, as per the CVM rule, risk variables were stressed by 25% and 50% respectively.

Since the Company only holds derivatives to hedge its foreign currency assets and liabilities, changing scenarios are tracked by the corresponding hedged items the effects are almost non-existent. For these transactions, the Company reported the consolidated net exposure in each of the above-mentioned three scenarios on December 31, 2022.

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	95,195	118,994	142,793
Payables in EUR	Debt (appreciation risk EUR)	(116,929)	(146,161)	(175,393)
Receivables in EUR	Debt (depreciation risk EUR)	20,402	25,503	30,604
	Net Exposure	(1,332)	(1,664)	(1,996)

Hedge (assets position)	Derivatives (depreciation risk US$)	1,280,294	1,600,368	1,920,441
Payables in US$	Debt (appreciation risk US$)	(1,391,527)	(1,739,409)	(2,087,291)
Receivables in US$	Debt (depreciation risk US$)	111,449	139,311	167,174
	Net Exposure	216	270	324

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	51,003	61,436	36,046
Debt in IPCA	Debt (risk of increase in IPCA)	(51,003)	(61,436)	(36,046)
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	2,823	3,529	4,411
Opex in US$	Opex (appreciation risk US$)	(2,823)	(3,529)	(4,411)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	86,137	101,998	117,558
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(76,236)	(76,203)	(77,124)
	Net Exposure	9,901	25,795	40,434
Total net exposure in each scenario		8,785	24,401	38,762

Net effect on changes in current fair value		—	15,616	29,977

The assumptions used by the Company for the sensitivity analysis on December 31, 2022 were as follows:

Risk Variable	Probable	25% depreciation	50% depreciation
US$	5.2177	6.5221	7.8266
EUR	5.5699	6.9624	8.3548
IPCA	5.90%	7.38%	8.85%
IGPM	5.90%	7.37%	8.84%
CDI	13.65%	17.06%	20.48%

For calculation of the net exposure for the sensitivity analysis, all derivatives were considered at market value and hedged items designated for hedges for accounting purposes were also considered at fair value.

The fair values shown in the table above are based on the portfolio position on December 31, 2022, but do not reflect an estimate for realization due to the dynamism of the market, which is constantly monitored by the Company. The use of different assumptions could significantly affect the estimates.

d) Classification of financial assets and liabilities by category and fair value hierarchy

For the purposes of disclosing fair value, the Company and its subsidiaries determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy. Below, we present the composition and classification of financial assets and liabilities as of December 31, 2022 and 2021.

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.22	12.31.21	12.31.22	12.31.21
Financial Assets
Current
Cash and cash equivalents (Note 3)	1		2,273,834	6,448,483	2,273,834	6,448,483
Financial investments (note 4)	1		1,016	30,109	1,016	30,109
Trade accounts receivable (Note 5)	1		8,691,114	8,100,269	8,691,114	8,100,269
Derivative transactions (Note 32)	2	Level 2	113,501	6,451	113,501	6,451
Sale of real estate and other receivables (Note 11)	1		93,142	132,963	93,142	132,963
Related-party receivables (Note 11)	1		253,144	301,427	253,144	301,427

Non-current
Financial investments (note 4)	1		43,295	37,238	43,295	37,238
Trade accounts receivable (Note 5)	1		399,029	470,882	399,029	470,882
Derivative transactions (Note 32)	2	Level 2	44,522	54,433	44,522	54,433
Sale of real estate and other receivables (Note 11)	1		48,438	97,523	48,438	97,523
Related-party receivables (Note 11)	1		181,085	364,861	181,085	364,861
Total financial assets			12,142,120	16,044,639	12,142,120	16,044,639

Financial Liabilities
Current
Trade accounts payable, net (Note 17)	1		7,415,798	7,132,402	7,415,798	7,132,402
Loans and financing (Note 21)	1		1,073,090	224,606	1,073,090	224,606
Leases (Note 21)	2	Level 2	3,503,167	2,907,481	3,503,167	2,907,481
Debentures (Note 21)	1		236,833	1,028,463	236,833	1,028,787
5G Licenses (Note 21)	1		652,301	2,746,342	652,301	2,746,342
Liabilities for the acquisition of a company (Note 21)	1		554,554	—	554,554	—
Derivative transactions (Note 32)	2	Level 2	86,532	4,538	86,532	4,538
Derivative transactions (Note 32)	3	Level 2	16	—	16	—
Liabilities with ANATEL (Note 23)	1		35,502	47,976	35,502	47,976
Amounts to be refunded to customers (Note 23)	1		63,460	43,964	63,460	43,964
Liabilities with related parties (Note 23)	1		118,303	134,221	118,303	134,221

Non-current
Loans and financing (Note 21)	1		—	4	—	4
Leases (Note 21)	2	Level 2	8,529,436	8,322,618	8,529,436	8,322,618
Debentures (Note 21)	1		3,500,000	—	3,500,000	—
5G Licenses (Note 21)	1		1,191,670	1,704,464	1,191,670	1,704,464
Liabilities for the acquisition of a company (Note 21)	1		60,745	—	60,745	—
Derivative transactions (Note 32)	2	Level 2	77,593	69,022	77,593	69,022
Liabilities with ANATEL (Note 23)	1		734,833	517,147	734,833	517,147
Liabilities with related parties (Note 23)	1		6,421	3,640	6,421	3,640
Total financial liabilities			27,840,254	24,886,888	27,840,254	24,887,212

Classification by category

(1)	Amortized cost
(2)	Measured at fair value through profit or loss
(3)	Measured at fair value through OCI

e)  Capital management

The purpose of the Company’s capital management is to ensure maintenance of a high credit rating and an optimal capital ratio to support the Company’s business and maximize shareholder value.

The Company manages its capital structure by making adjustments and adapting to current economic conditions. In seeking such equilibrium, the Company may pay dividends, obtain new loans, issue debentures and contract derivatives. For the year ended December 31, 2022, there were no changes in capital structure objectives, policies or processes.

The Company includes in the net debt structure the balances of loans, financing, debentures, leases, 5G licenses, contractual retention and contingent liabilities arising from the acquisition of Companies (note 2.d) and derivative financial instruments, less cash and equivalents cash, financial investments in FIDC and accounts receivable from credit rights (FIDC Vivo Money).

The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.22	12.31.21
Cash and cash equivalents	2,273,834	6,448,483
Financial investments	1,016	30,109
Accounts receivable - FIDC	158,259	25,071
Loans, financing, debentures, leases, 5G licenses and liabilities for the acquisition of a company	(19,301,796)	(16,933,978)
Derivative transactions, net	(6,118)	(12,676)
Net debt	16,874,805	10,442,991
Net equity	68,455,847	70,006,196
Net debt-to-equity ratio	24.65%	14.92%

f)  Risk management policy

The Company and its subsidiaries are exposed to several market risks as a result of its commercial operations, debts contracted to finance its activities and debt-related financial instruments.

f.1) Currency Risk

The Company is exposed to the foreign exchange risk for financial assets and liabilities denominated in foreign currencies, which may generate a smaller amount receivable or larger amount payable depending on the exchange rate in the period.

Hedging transactions were executed to minimize the risks associated with exchange rate on financial assets and liabilities in foreign currencies. This balance is subject to daily changes due to the dynamics of the business. However, the Company intends to cover the net balance of these assets and obligations (US$26,979 thousand, €17,264 thousand and £66 thousand paid by December 31, 2022, and US$21,129 thousand, €14,124 thousand and £66 thousand paid by December 31, 2021) to mitigate its foreign exchange risks.

f.2) Interest and Inflation Risk

This risk may arise from an unfavorable change in the domestic interest rate, which may adversely affect financial expenses from the portion of debentures referenced to the CDI and liability positions in derivatives (currency hedge and IPCA) pegged to floating interest rates (CDI).

To reduce exposure to the floating interest rate (CDI), the Company and its subsidiaries invested cash equivalents of R$2,220,385 and R$6,344,942 on December 31, 2022, and December 31, 2021, respectively, mostly in short-term CDI-based financial investments (CDBs). The carrying amounts of these instruments approximate their fair values, as they may be redeemed in the short term.

f.3) Liquidity Risk

Liquidity risk consists of the possibility that the Company might not have sufficient funds to meet its commitments due to the different timing and settlement terms of its rights and obligations.

The Company structures the maturities of financial instruments so as not to affect their liquidity.

The Company’s cash flow and liquidity are managed on a daily basis by the operating departments to ensure that cash flows and contracted funding, when necessary, are sufficient to meet scheduled commitments in to mitigate liquidity risk.

The maturity profile of consolidated financial liabilities includes future principal and interest amounts up to the maturity date. For fixed rate liabilities, interest was calculated based on the indices established in each contract. For variable rate liabilities, interest was calculated based on the market forecast for each period.

f.4) Credit Risk

The credit risk arises from the possibility of the Company and its subsidiaries incurring losses due to difficulty in receiving amounts billed to their customers and sales of prepaid handsets and cards that have been pre-activated for the distribution network.

The credit risk on accounts receivable is diversified and mitigated by strict control of the customer base. The Company constantly monitors the level of accounts receivable from invoiced services and limits bad credit risk by interrupting telephone services if bills are past due. The mobile customer base predominantly uses the prepaid system, which requires purchase of credits beforehand and therefore does not pose credit risk. Exceptions are made for emergency services that must be maintained for security or national defense.

Credit risk on sales of pre-activated prepaid handsets and cards is managed through a prudent policy for granting credit, using modern credit scoring methods, analyzing financial statements and consultations to commercial databases, in addition to requesting guarantees.

The Company and its subsidiaries are also subject to credit risk arising from their investments, letters of guarantee received as collateral for certain transactions and receivables from derivative transactions. The Company and its subsidiaries control the credit limits granted to each counterpart and diversify this exposure across first-tier financial institutions as per current credit ratings of financial counterparties.

f.5) Environmental Risks

The Company’s operations and properties are subject to various environmental laws and regulations that govern environmental licenses and registrations, protection of fauna and flora, atmospheric emissions, waste management and remediation of contaminated areas, among others. If the Company is unable to comply with current and future legal requirements, or identify and manage new or existing environmental liabilities, it may incur significant costs, which include investigation and remediation costs, indemnities, compensation, conduct adjustment, fines, suspension of activities and other penalties, investments to improve our facilities or change our operations, as well as reputational damage.

The identification of new significant environmental issues, changes in assessment criteria by regulatory agencies, more restrictive laws and regulations or other unforeseen events may result in significant environmental liabilities and their respective costs. The occurrence of any of these factors could have a material adverse effect on the Company’s business, results of operations and financial condition. According to article 75 of Law No. 9,605/1998, the maximum fine for non-compliance with the environmental law is R$50,000 (fifty million), plus losses related to embargoes or administrative sanctions, in addition to indemnities and repairs for damages caused to the environment.

Climate change poses a series of potential environmental risks for telecommunications operators, including the Company, both from a regulatory and operational perspective. The increase in the intensity and frequency of extreme precipitation events, cyclones, floods and fires may damage, suspend or interrupt the Company’s transmission operations for an indefinite period. If successive serious natural disasters occur, the Company may not have sufficient resources to repair its infrastructure in a timely and cost-effective manner.

In a simulation, an increase in temperature directly affected the operational conditions of the Company’s network equipment, causing failures, accelerated wear and loss of assets and, therefore, increases in the risks of service interruptions. Cooling equipment essential for the Company’s operation. Therefore, global warming may also increase the need for cooling with higher energy use and operating costs.

The telecommunications industry is not heavily reliant on fossil fuels but is very dependent on electricity for its networks. An increase in electricity prices could have a significant impact the Company’s operating expenses. The estimated economic impact of this risk classifies it as substantive, through to a foreseeable horizon in 2030.

To manage climate risks, the Company encourages energy efficiency programs and plans for renewable energy and distributed energy generation. It also has a dedicated business continuity area, guided by the Global Business Continuity Regulation (“GBC”), which prescribes the preventive risk management, ensuring the resilience of its operations before any possible interruption.

f.6) Risks Relating to the Brazilian Telecommunications Industry and the Company

The Company’s business is subject to extensive regulation, including any regulatory changes that may occur during the terms of the concession agreements and the Company’s authorizations to provide telecommunication services in Brazil. ANATEL, oversees, among other matters: industry policies and regulations; licensing (including licensing of spectrum and bidding processes); fees and tariffs; competition, incentives and competitive aspects (including the Company’s ability to grow by acquiring other telecommunications businesses); service, technical and quality standards; consumer rights; penalties and other sanctions related to interconnection and agreements; in addition to related obligations to the universalization of services.

The Brazilian telecommunications regulatory framework is continuously evolving. The interpretation and enforcement of regulations, the assessment of compliance with regulations and the flexibility of regulatory authorities are all marked by uncertainty. The Company operates under authorizations and a concession from the Brazilian government, and the ability to maintain these authorizations and concession is a precondition to the Company’s success. However, because of the changing nature of the Brazilian regulatory framework, the Company cannot guarantee that ANATEL will not adversely modify the terms of the Company’s authorizations and/or licenses. Accordingly, the Company’s operating authorizations and licenses, must meet specific requirements and maintain minimum quality, coverage and service standards. Any failure to comply with these requirements may result in the imposition of fines, penalties and/or other regulatory responses, including the termination of the Company’s operating authorizations and concession. Any partial or total termination of any of the Company’s operating authorizations and licenses or the Company’s concession would have a material adverse effect on the Company’s business, financial condition, revenues, results of operations and prospects.

In recent years, ANATEL has reviewed and introduced regulatory changes, especially regarding asymmetric competition measures and interconnection fees charged among local providers of telecommunications services. Asymmetric competition measures may include regulations aimed at rebalancing markets where one participant has significantly different market share over other competitors. The adoption of disproportionately asymmetric measures could have a material adverse effect on the Company’s business, financial condition, revenues, results of operations and prospects.

In this sense, it is important to emphasize that the regulatory agenda for the 2023-2024 biennium of ANATEL includes the revision of the General Plan of Competition Goals (“PGMC”) (Resolution No. 600, of November 8, 2012, updated by Resolution No. 694, of 17 of July 2018) uniting in a single normative instrument a set of measures aimed at promoting competition and milestones for future reassessments on the performance of sectoral competition, four years, with the reassessment of the Relevant Markets in the sector, the asymmetric regulatory measures and the holders of Significant Market Power - PMS previously established by the regulation itself.

Complementing the PGMC review, UPI’s recent acquisition of the mobile assets of OI Móvel S.A. by the three largest operators in the Brazilian SMP market (Vivo, Claro and TIM) (“Operation”), raised competition concerns identified by ANATEL and CADE, which imposed regulatory remedies in order to preserve the conditions of competition in the relevant markets affected by the Operation, among which: (i) Reference Offer in the Relevant National Roaming Market; (ii) Reference Offer for exploring the Personal Mobile Service - SMP through Virtual Network (MVNO); (iii) Offer of Temporary and Onerous Assignment of Radio Frequency Use Rights; (iv) Industrial Network Exploration Offer.

Regarding the reference offer in the relevant national roaming market, the version published to the market to comply with the aforementioned regulatory remedy uses as a basis the reference values approved and calculated by ANATEL, based on the application of a new methodology to study the national roaming market cost model (LRIC+ bottom-up model - Act No. 8822/2022). As a result of the change in the methodology used, the new reference values show a significant reduction when compared to the reference values previously in force (FAC-HCA top down model - Act No. 9157/2018).

In the general context above, the adoption of disproportionately asymmetric measures and the prospect of adoption, by ANATEL, of concepts, prices and remuneration models that may impact the remuneration and cost scenario, could substantially harm the business, financial situation, revenues, results operations and prospects of the Company.

With regard to interconnection fees are an important part of the Company’s revenue and cost bases. These fees are charged among telecommunications service providers in order to allow and remunerate the interconnected use of their networks. To the extent that changes to the rules governing interconnection fees reduce of fees the Company can receive, or ability to collect such fees, the Company’s businesses, financial conditions, revenues, results of operations and prospects could be adversely affected.

Therefore, the Company’s business, results of operations, revenues and financial conditions could be negatively affected by the actions of the Brazilian authorities, including, in particular, the following: the introduction of new or stricter operational and/or service requirements; the granting of operating licenses in the Company’s areas; limitations on interconnection fees the Company may charge to other telecommunications service providers; imposition of significant sanctions or penalties regarding failures to comply with regulatory obligations; delays in the granting of, or the failure to grant, approvals for rate increases; and antitrust limitations imposed by ANATEL and CADE.

f.7) Insurance Coverage

The policy of the Company and its subsidiaries, as well as the Telefónica Group, is to contract insurance coverage for all assets and liabilities with significant and high-risk amounts, based on Management’s judgment and following Telefónica corporate program guidelines.

On December 31, 2022, the maximum limits of claims (established pursuant to the agreements of each entity consolidated by the Company) for significant assets, liabilities or interests covered by insurance and their respective amounts were R$900,000 for operational risks (including business interruption) and R$75,000 for general civil liability.

The independent auditors’ scope of work does not cover reviewing the sufficiency of the insurance coverage, which was determined by the Company’s Management and which it considers sufficient to cover potential claims.

f.8) Compliance

The Company complies with Brazilian anti-corruption laws and regulations in the jurisdictions in which its securities traded. In particular, the Company is subject, in Brazil, to the Law n 12.846/2013 and Decree No. 11.129/2022 and, in the United States, to the U.S. Foreign Corrupt Practices Act of 1977.

Although the Company has internal policies and procedures designed to ensure compliance with these anti-corruption laws and regulations, there can be no assurance that such policies and procedures will be sufficient or that the Company’s employees, directors, officers, partners, agents and service providers individually adopt any type of action in violation of the Company’s policies and procedures (or otherwise in violation of the relevant anti-corruption laws and regulations) for which the Company may be ultimately held responsible. Violations of anti-corruption laws and regulations could lead to financial penalties, damage to the Company’s reputation or other legal consequences that could have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company develops and implements initiatives to ensure the continuous improvement of its Compliance Program, through a robust organizational and governance structure that guarantees a performance based on ethics, transparency and respect for applicable laws and standards.

As a result of the Company’s commitment to maintaining a robust Compliance Program, in 2020, 2021 and 2022, the Company obtained the DSC 10,000 certificate (Guidelines for the Compliance System), which demonstrates the evolution of its Compliance Program over the last few years.